Share-Based Compensation	6 Months Ended
Mar. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

EZGO Technologies Ltd. Incentive Plan (the “EZGO 2022 Plan”)

On August 6, 2022, the Board of Directors of EZGO approved the EZGO 2022 Plan. As of September 30, 2024, there was no unvested share under the EZGO 2022 plan. Please refer to the Note 19: Share-based Compensation in the Company’s Annual Report on Form 20-F for the year ended September 30, 2024.

EZGO Technologies Ltd. 2025 Equity Incentive Plan (the “EZGO 2025 Plan”)

On February 18, 2025, the Board of Directors of EZGO approved the EZGO 2025 Plan. On February 18, 2025, 500,000 restricted shares with 12-month service condition were granted to management under the EZGO 2025 plan, which shall vest after first anniversary of date of grant.

The estimated FV of restricted shares granted was the closing price of the Company’s ordinary shares traded in the Stock Exchange on grant date.

A summary of activities of the restricted shares for the six months ended March 31, 2025 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of September 30, 2024	-
Granted	500,000	0.51
Vested	-
Unvested as of March 31, 2025	500,000	0.51

As of March 31, 2025, there was unrecognized share-based compensation expenses of $233,750 in relation to the restricted shares granted which is expected to be recognized over a weighted average period of 0.89 years. Share-based compensation expenses of $360,737 and $21,250 were recognized in relation to the restricted shares for the six months ended March 31, 2024 and 2025, which were all allocated to general and administrative expenses.